Note 6 - Lease Obligations	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of leases [text block]
6	Lease obligations

	December 31, 2022	December 31, 2021

Obligations under leases	$6,649,995	$4,206,869
Less: Current portion	2,881,804	2,058,161

	3,768,191	2,148,708

The Company has minimum lease payment commitments under leases for the following amounts:

2023	$3,462,763
2024	2,318,051
2025	498,844
2026	275,129
2027	270,636
2028	265,312
2029	22,085
7,112,820

Less: Interest	462,825

Present value of minimum lease payments	6,649,995